LONG-TERM DEBT AND CREDIT FACILITIES (Details - Financings during the year) £ in Millions, R$ in Millions, $ in Millions, $ in Millions							3 Months Ended		6 Months Ended
	Apr. 20, 2018 BRL (R$)	Feb. 27, 2018 COP ($)	Feb. 22, 2018 USD ($)	Feb. 15, 2018 USD ($)	Jan. 29, 2018 BRL (R$)	Jan. 19, 2018 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 COP ($)	Jun. 30, 2018 USD ($)	Apr. 20, 2018 USD ($)	Feb. 27, 2018 USD ($)	Jan. 29, 2018 USD ($)	Jan. 19, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal value											$ 1,762,000	$ 634
Authorized credit facilities												2,100					$ 2,090
Long-term debt - repayments							$ (298)	$ (207)	$ 2,233	$ 462
Top of range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity									2025
Bottom of range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity									2030
2100 MW pumped storage facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal value						£ 60										$ 83
Borrowings, maturity						2021
19 MW hydroelectric facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal value					R$ 130										$ 40
Borrowings, maturity					2038
296 MW hydroelectric facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal value				$ 350
Borrowings, maturity				2033
Borrowings, interest rate				4.50%
Long-term debt - repayments				$ 315
Terraform Global
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal value												$ 322
Borrowings, maturity									2031
120 MW hydroelectric facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal value	R$ 160												$ 47
Borrowings, maturity	October 2023
LIBOR | 2100 MW pumped storage facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate						2.75%										2.75%
TJLP | 19 MW hydroelectric facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate					2.15%										2.15%
CDI | 120 MW hydroelectric facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	2.00%												2.00%
IBR | Top of range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate											2.97%	2.97%
IBR | Bottom of range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate											3.70%	3.70%
Corporate Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal value												$ 1,599					$ 1,670
Borrowings, interest rate											4.50%	4.50%					4.50%
Borrowings Term											5.9	5.9					6.4
Revolving Credit facilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal value												$ 989					$ 887
Borrowings, interest rate											2.90%	2.90%					2.60%
Borrowings Term											2.3	2.3					4.5
Revolving Credit facilities | 2100 MW pumped storage facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal value						£ 90										$ 125
Revolving Credit facilities | Terraform Global
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal value			$ 45
Borrowings, maturity			2021						2022
Borrowings, interest rate											9.75%	9.75%
Long-term debt - repayments									$ 760
Senior notes | Terraform Global
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal value			$ 400
Borrowings, maturity			2026
Borrowings, interest rate			6.13%
Senior unsecured bonds
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal value		$ 750												$ 262
Senior unsecured bonds maturing in 7 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity		7
Senior unsecured bonds maturing in 7 years | IPC
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate		7.12%												7.12%
Senior unsecured bonds maturing in 12 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity		12
Senior unsecured bonds maturing in 12 years | IPC
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate		3.56%												3.56%
Senior unsecured bonds maturing in 30 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity		30
Senior unsecured bonds maturing in 30 years | IPC
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate		3.99%												3.99%